Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Value of Convertible Notes Payable Previously Measured at Fair Value Determined by Level 3 Inputs and Warrant Liability Measured at Fair Value on Recurring Basis Determined by Level 1 Inputs
The following table presents a roll-forward of the fair value of the convertible notes payable, derivative liability, derivative asset and warrant liability that will continue to be measured at fair value on a recurring basis for which fair value is determined based on significant inputs not observable in the market, which represents a

Level 3 measurement within the fair value hierarchy as of March 31, 2023. The valuation models used to determine the fair value at each reporting date require management judgment and pricing inputs from observable and unobservable markets, including projected share prices and probabilities of success. Significant deviations from these estimates and inputs could result in a material change in fair value.

	Convertible Notes Payable	Derivative Liability	Derivative Asset	Warrant Liability
Balance at December 31, 2022	$1,374,698	$166,000	$13,000	$525,000
Fair value adjustments	40,797	(1,000)	(13,000)	(525,000)

Balance at March 31, 2023	$1,415,495	$165,000	$—	$—

The following table presents a roll-forward of the fair value of the convertible notes payable, derivative liability, derivative asset and warrant liability that will continue to be measured at fair value on a recurring basis for which fair value is determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy as of December 31, 2022. The valuation models used to determine the fair value at each reporting date require management judgment and pricing inputs from observable and unobservable markets, including projected share prices and probabilities of success. Significant deviations from these estimates and inputs could result in a material change in fair value.

	Convertible Notes Payable	Derivative Liability	Derivative Asset	Warrant Liability
Balance at December 31, 2021	$—	$—	$—	$—
Issuance of convertible note	2,597,500	165,000	—	—
Assumption of Forward Purchase Agreement	—	68,110	—	—
Assumption of Key Company Stockholder Forward Purchase Agreement	—	12,000	—	—
Initial Measurement of White Lion Purchase Agreement	—	1,900,000		—
Assumption of warrant liability in Business Combination	—	—	—	450,000
Change in fair value	1,213,998	(1,979,110)	13,000	75,000
Conversion to common stock	(2,436,800)	—	—	—

Balance at December 31, 2022	$1,374,698	$166,000	$13,000	$525,000